CRYPTOCURRENCIES (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
SCHEDULE OF CRYPTOCURRENCIES

As of Dec 31, 2025, the Company held the following cryptocurrencies:

Cryptocurrency	Units	$ / Unit	Fair Market Value ($ USD)
FET	-	$-	$-
Official Trump	2,680.01	4.73	12,668
Ethereum	0.0399	2,973.67	119
Solana	3.5072	124.05	435
Total			$13,222